Shareholder's Deficit - Additional Information (Detail)				9 Months Ended	12 Months Ended
	May 15, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Feb. 15, 2024 $ / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2024 shares	Feb. 22, 2024 shares
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000		5,000,000	5,000,000
Preferred stock, par or stated value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
Common stock, par or stated value per share | $ / shares	$ 10
Warrant exercisable period after initial business combination				30 days	30 days
Sale of stock, number of shares issued in transaction	414,000,000
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders			20
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding		0		10,350,000	0
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 0.307
Warrant exercisable period after initial business combination				30 days	30 days
Maximum period after business combination in which to file registration statement				15 days	15 days
Class of Warrant or Right, Outstanding		0		10,350,000	0
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds [Member]
Class of Stock [Line Items]
Warrant exercisable period after initial business combination				30 days	30 days
Class of warrant or right, redemption price of warrants or rights | $ / shares				$ 0.01	$ 0.01
Class of warrant or right, minimum threshold written notice period for redemption of warrants				30 days	30 days
Class of warrant or right, redemption of warrants or rights threshold trading days				20 days	20 days
Class of warrant or right, redemption of warrants or rights threshold consecutive trading days				30 days	30 days
Description of rule for redemption of warrants for cash				Redemption of Public Warrants for cash when the price per Class A Ordinary Shares equals or exceeds $18.00	Redemption of warrants for cash when the price per Class A ordinary shares equals or exceeds $18.00
Private Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding		0			0
Class of Warrant or Right, Outstanding		0			0
Private Placement [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding				75,000
Class of Warrant or Right, Outstanding				75,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000		500,000,000	500,000,000
Common stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		0		300,000	0
Common stock, shares outstanding		0		300,000	0
Common Stock, Shares, Issued		0		300,000	0
Temporary Equity, Shares Issued				41,400,000
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 11.5		$ 11.5	$ 11.5
Common Class A [Member] | Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds [Member]
Class of Stock [Line Items]
Warrant redemption condition minimum share price | $ / shares				$ 18	$ 18
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000		50,000,000	50,000,000
Common stock, par or stated value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000			8,625,000
Common stock, shares outstanding		8,625,000			8,625,000
Common Stock, Shares, Issued		8,625,000			8,625,000
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,350,000	1,350,000			1,125,000
Founders Shares [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share | $ / shares			$ 0.0001
Common stock, shares issued		10,350,000	7,187,500	10,350,000	10,350,000	8,625,000	8,625,000
Common stock, shares outstanding		10,350,000		10,350,000	10,350,000	8,625,000	8,625,000
Number of shares subject to forfeiture					1,125,000
Common Stock, Shares, Issued		10,350,000	7,187,500	10,350,000	10,350,000	8,625,000	8,625,000
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders					20
Founders Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,350,000